Government Loan Payable (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2022	Apr. 23, 2020
Disclosure Of Government Grants Explanatory [Line Items]
Description of nature and extent of government grants recognised in financial statements	The CEBA Loan has a maturity date of December 31, 2023 and may be extended to December 31, 2025.
Government grant explanatory	$ 40
Canadian Emergency Business Account Program [Member]
Disclosure Of Government Grants Explanatory [Line Items]
Description of nature and extent of government grants recognised in financial statements	If at least 75% of the CEBA Loan is repaid prior to December 31, 2023, the remaining balance of the CEBA Loan will be forgiven.
Interest rate		5.00%